26. Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments Tables
Schedule of approximate amount of firm orders
	12/31/2017	12/31/2016
2018	-	1,787,388
2019	1,117,604	2,917,833
2020	4,538,258	4,471,172
2021	6,198,259	6,106,634
2022	6,353,457	6,229,538
Thereafter	26,882,804	26,519,864
Total	45,090,382	48,032,429

Schedule of advances for aircraft acquisition
	12/31/2017	12/31/2016
2017	-	286,829
2018	316,215	483,518
2019	773,268	658,930
2020	848,003	835,468
2021	852,458	839,856
2022	866,119	853,316
Thereafter	2,807,501	2,766,624
Total	6,463,564	6,724,541

Schedule of future payments of non-cancelable operating lease contracts
	12/31/2017	12/31/2016
2017	-	857,747
2018	858,508	839,343
2019	928,226	889,940
2020	888,944	873,692
2021	746,595	745,719
2022	630,477	646,388
Thereafter	1,251,964	1,393,896
Total minimum lease payments	5,304,714	6,246,725